Accounts receivable - Schedule of Accounts Receivable (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Accounts, Notes, Loans and Financing Receivable [Line Items]
Customer trade receivables	$ 3,175	$ 2,675
Holdback receivable	2,069	5,811
Other receivables	1,085	2,032
Allowance for expected credit losses	(472)	(615)
Accounts receivable	6,146	10,177
Related Party
Accounts, Notes, Loans and Financing Receivable [Line Items]
Due from related parties (note 14)	$ 289	$ 274